GUNDERSON DETTMER STOUGH

VILLENEUVE FRANKLIN & HACHIGIAN, LLP

850 WINTER STREET

WALTHAM, MA 02451

TELEPHONE: (781) 890-8800              FACSIMILE: (781) 622-1622

May 16, 2014

VIA EDGAR AND OVERNIGHT COURIER

Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Attention:     Amanda Ravitz

                      Jay Mumford

                      Daniel Morris

Re:	Histogenics Corporation
Amendment to Confidential Draft Registration Statement on Form S-1
Submitted April 11, 2014
CIK No. 00001372299

Dear Ms. Ravitz:

On behalf of Histogenics Corporation (the “Company”), we submit this letter in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by letter dated April 25, 2014 relating to the Company’s Amendment to Confidential Draft Registration Statement on Form S-1, confidentially submitted on April 11, 2014 (the “Draft Registration Statement”).

On behalf of the Company, we are also confidentially submitting via EDGAR an amendment to the Draft Registration Statement on Form S-1 (the “Registration Statement”), and for the convenience of the Staff, we are providing to the Staff by overnight delivery copies of this letter and marked copies of the Registration Statement (against the Draft Registration Statement).

In this letter, we have recited the written comments from the Staff in italicized, bold type and have followed each comment with the Company’s response.

Overview, page 1

1.	In order to provide context for the ensuing summary discussion, please disclose in the opening paragraph of the summary your net losses, any significant anticipated cash needs and the going concern opinion issued by your auditor.

May 16, 2014

RESPONSE TO COMMENT 1:

The Company acknowledges the Staff’s comment. We have disclosed the requested information in the Risks Related to Our Business section of the Prospectus Summary, where we believe this information is most relevant and typically found.

2.	We note your revisions to the summary in response to our comments. However, it is inappropriate to emphasize wide-ranging potential applications for your regenerative medicine platform, when that platform currently has only one application (NeoCart). Please revise your first paragraph to identify your current product candidate in clinical trials rather than implying that you currently have multiple products treating musculoskeletal-related conditions. Also, please revise throughout to clarify, if true, that your platform is limited to soft tissue treatment, as indicated in the last paragraph on page 2. Make corresponding revisions in your Business section, as appropriate.

RESPONSE TO COMMENT 2:

The Company acknowledges the Staff’s comment and has revised the applicable section of the Registration Statement accordingly.

3.	We note that you do not clearly state in the first or second paragraph that your NeoCart product is not yet approved by the FDA as previously requested. Please revise accordingly.

RESPONSE TO COMMENT 3:

The Company acknowledges the Staff’s comment and has revised the applicable section of the Registration Statement accordingly.

4.	We note that you continue to highlight the positive aspects of your business and technology, without describing your shortcomings and challenges. For example, we note the last sentence in the second paragraph of the summary where you discuss the results of the NeoCart process. Since you have only limited clinical data supporting your product’s efficacy, it is unclear how you believe it is appropriate to make unbalanced statements regarding your product’s performance. Make appropriate revisions here and in your expanded disclosure which appears in the Business section.

RESPONSE TO COMMENT 4:

The Company acknowledges the Staff’s comment and has revised the applicable sections of the Registration Statement accordingly.

5.	We note your response to our prior comment 5 regarding your phase 1 and phase 2 trials. Please quantify and more fully describe the “statistically significant improvement” shown in phase 2 so that investors may better understand the nature and extent of any advances. In addition, please expand your disclosure to explain when those trials took place.

May 16, 2014

RESPONSE TO COMMENT 5:

The Company acknowledges the Staff’s comment and has revised the applicable sections of the Registration Statement accordingly.

6.	We note your response to prior comment 6, yet it remains unclear how you intend to implement the phase 3 clinical trial. For example, please explain the steps involved in the trial, how you intend to finance the trial and whether the proceeds from this offering will be sufficient to operate your business through the trial.

RESPONSE TO COMMENT 6:

The Company acknowledges the Staff’s comment and has revised the applicable sections of the Registration Statement accordingly.

7.	We note your disclosure in the second to last paragraph on page 2 that you intend to manufacture all your products in-house. Please expand your disclosure, where appropriate, to describe the reasons for the timing of this move.

RESPONSE TO COMMENT 7:

The Company acknowledges the Staff’s comment and has revised the applicable sections of the Registration Statement accordingly.

Phase 3 Clinical Trial, page 82

8.	We note your response to our prior comment 16. However, it remains unclear why you believe it appropriate to use a one year endpoint. Please revise or advise.

RESPONSE TO COMMENT 8:

The Company acknowledges the Staff’s comment and has revised the applicable sections of the Registration Statement accordingly. Additionally, a one-year superiority endpoint was deemed appropriate for our Phase 3 clinical trial as part of the Company’s entrance into the special protocol assessment with the FDA.

NeoCart Manufacturing Process, page 89

9.	We note your response to prior comment 19. However, it remains unclear what steps in your manufacturing process require third party assistance. Please clarify.

RESPONSE TO COMMENT 9:

The Company acknowledges the Staff’s comment and has revised the applicable sections of the Registration Statement accordingly.

May 16, 2014

Purpose Co., Ltd., page 91

10.	We note your response to our prior comment 20, yet it remains unclear why you are unable to identify the 25.16% “other holders not listed above.” Please revise or advise. Also, please tell us how you will transfer the shares prior to effectiveness. For example, what if the offering size changes after effectiveness? Also please clarify whether there will be any selling stockholders and whether that could change the number of shares transferred.

RESPONSE TO COMMENT 10:

The Company acknowledges the Staff’s comment and has expanded its discussion of additional shares to be issued upon completion of the initial public offering to explain which investors would be issuing the shares to Purpose as requested. The Company notes that sufficient shares of the Company’s Preferred Stock are being held in escrow pursuant to the stock purchase agreement under which the Company’s Series A-1 Preferred Stock was sold in order to ensure the necessary number of shares of its Common Stock can be quickly and easily transferred by the obligated stockholders to Purpose Co., Ltd. upon the effectiveness of the Registration Statement. We have not included in the Registration Statement the complete list of stockholders to transfer shares to Purpose Co., Ltd. required because their disclosure is not otherwise required as they are neither affiliates nor beneficial owners of five percent or more of the Company’s outstanding Common Stock (on an as-converted basis). Additionally, Exhibit 4.2 (Second Amended and Restated Stockholders’ Agreement dated as of December 18, 2013) to the Registration Statement includes a breakdown of the percentage of consideration allocated to each stockholder pursuant to the Company’s agreement with Purpose Co., Ltd. For the Staff’s convenience, below is the complete list of stockholders and the percentage of the consideration allocated to each stockholder pursuant to the Company’s agreement with Purpose Co., Ltd.

Name of Beneficial Owner	Percentage of Consideration Allocated under Purpose Agreement
ProChon Holdings BV	30.94%
Sofinnova Venture Partners VIII, L.P.	15.86%
Split Rock Partners II, LP	10.58%
Altima Restructure Fund Limited	8.14%
Entities Affiliated with Boston Millennia Partners	9.05%
Kevin Rakin and Affiliates	0.27%
FinTech Global	3.06%
BMV Direct LLC	2.00%
Foundation Medical Partners II, L.P.	5.03%
Inflection Point Ventures II, L.P.	1.77%
Gene McGrevin	2.15%
Wilmslow Estates Limited	0.27%
Ian Rosenberg	0.38%

May 16, 2014

Name of Beneficial Owner	Percentage of Consideration Allocated under Purpose Agreement
Arnold E. Freedman	3.50%
Mark C. Butts	3.50%
Oded Ben-Joseph	3.50%

Certain Relationships and Related Party Transactions, page 126

11.	Revise this section, as appropriate, to clarify which milestones have been met and which have not.

RESPONSE TO COMMENT 11:

The Company acknowledges the Staff’s comment and has revised the applicable sections of the Registration Statement accordingly.

[Remainder of page intentionally left blank.]

May 16, 2014

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Please do not hesitate to contact me at (781) 795-3555 if you have any questions or would like additional information regarding this matter.

Very truly yours,

GUNDERSON DETTMER STOUGH

VILLENEUVE FRANKLIN & HACHIGIAN LLP

By: /s/ Marc Dupré

cc:	Adam Gridley
Kevin McArdle
Richard Blake
Keith Scherer